THRIVENT CHURCH LOAN AND INCOME FUND

Registrant CIK 0001721413

Form N-CEN for

Fiscal Year Ended 03/31/2019

PART G: Attachments

Item G.1.b.iv.: Information called for by Item 405 of Regulation S-K

Seed investments made by Thrivent Financial for Lutherans on October 2, 2018 and November 1, 2018 were not filed on Form 4 (insider holding report) until November 21, 2018.